                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8920

                           Clarion Value Fund, Inc.
              (Exact name of registrant as specified in charter)

                  230 Park Avenue
                   New York, NY                   10169
               (Address of principal           (Zip code)
                executive offices)

                                 Daniel Heflin
                           Clarion Value Fund, Inc.
                                230 Park Avenue
                              New York, NY 10169
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Report(s) to Shareholders.

Attached hereto.

CLARION VALUE FUND, INC.

Officers and Directors

Frank L. Sullivan, Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director

Stephen Baines
Vice President

Jerry Chang
Chief Compliance Officer

Joanne M. Vitale
Vice President

Yuriy Zubatyy
Chief Financial Officer

Stephen C. Asheroff
Director

Steven N. Fayne
Director

I. Trevor Rozowsky
Director

Investment Adviser
   ING Clarion Capital, LLC
   230 Park Avenue
   New York, NY 10169

Administrator
   The Bank of New York
   101 Barclay Street
   New York, NY 10286

Custodian
   The Bank of New York
   100 Colonial Center Parkway
   Lake Mary, FL 32746

                               -----------------

                           CLARION VALUE FUND, INC.

                               -----------------

                                 Annual Report
                               October 31, 2005

                           CLARION VALUE FUND, INC.
      c/o ING Clarion Capital, LLC / 230 Park Avenue / New York, NY 10169
                               Tel 212-883-2500

December 2005

CLARION VALUE FUND, INC

Dear Shareholder,

Enclosed is the Annual Report for the Clarion Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2004 through October 31, 2005. As of October 31, 2005, the net asset value of the Clarion Value Fund Master, LLC (the "Master Fund"), wherein all assets of the Fund are invested, was $550,410,087 which included investments in 140 fixed income securities, with a net investment value of $546,443,569 and other assets (including cash and cash equivalents) net of liabilities of $3,966,518

For the twelve months ending October 31, 2005, the Fund generated a net total return of 7.19% compared to a return of 1.13% for the Lehman Brothers Aggregate Bond Index and 3.53% for the CSFB High Yield Index. Since the inception of the Fund (December 21, 1994), the portfolio generated a net annual return of 10.30% compared to an annual return of 7.21% for the Lehman Brothers Aggregate Bond Index and 8.00% for the CSFB High Yield Index.

Market Summary

During 2005, new issue supply of approximately $148 billion through October 31, 2005 brought the CMBS market capitalization to approximately $567 billion. During this period, delinquencies of loans underlying CMBS transactions were 1.826% of current balances. However, there continues to be a clear demarcation between the best deals and the worst deals. The best performing quartile had average delinquencies of 0.000% and the worst performing quartile had average delinquencies of 5.470%.

The commercial property markets continue to experience a broadening recovery as evidenced by steady improvements in occupancy levels across all major property types. The office sector is experiencing an accelerating recovery. According to CoStar, absorption increased by 0.4% to 1.3% of stock in the first half of 2005 compared to the first half of 2004. While this represents a 30% increase in demand, it remains below the long-term average annual absorption rate of 1.7% of stock. At the same time, supply remained in check at 0.4% of stock. As a result, vacancy fell by a substantial 1.8%, to 14.5% between the second quarter of 2004 and the second quarter of 2005. Unfortunately, high tenant improvement costs and leasing commissions associated with the pick up in leasing activity are likely to impact cash flows over the next 12 months before vacancy recovers to a more natural rate, which we do not expect to occur until year-end 2006.

Portfolio Summary

From a credit perspective, the average credit rating of the Master Fund is BBB. Since November 1, 2004, 37 securities have been upgraded with one downgrade. For the twelve months ended October 31, 2005, the Fund made monthly distributions to shareholders at an annual rate of 9.32%. Since the inception of the Fund, it has made distributions at an average annual rate of 8.29%.

With regard to term structure exposure versus the benchmark, as of October 31, 2005, the portfolio had a weighted average life of 6.80 years, while the Lehman Brothers Aggregate Index had a weighted average life of 7.10 years and the CSFB High Yield Index had a weighted average life of 8.63 years. The modified duration of the Fund was 4.99 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.58 years and the CSFB High Yield Index had a modified duration of 4.36 years.

As of October 31, 2005, the portfolio was constructed of 46.3% investment grade securities and 53.7% below-investment grade securities. The Fund's spread to Treasuries was 245 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 68 basis points and the CSFB High Yield Index spread to Treasuries was 393 basis points. ING Clarion Capital, LLC believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index, as well as the CSFB High Yield Index, over full market cycles.

If you have any questions regarding the Fund, please call me or Frank Healy at 212-883-2715.

Daniel Heflin
President

PERFORMANCE INFORMATION

Clarion Value Fund

 Growth in Value of a $10,000 Investment in the Clarion Value Fund, the Lehman
          Brothers Aggregate Bond Index and the CSFB High Yield Index

                                    [CHART]

                                        Value of $10,000
                      -----------------------------------------------------
                                         Lehman Aggregate   CSFB High Yield
          Date              Fund              Index              Index
    ----------------  ----------------   ----------------   ----------------
         12/31/94         $10,000            $10,000            $10,000
        1/31/1995         $10,171            $10,198            $10,105
        2/28/1995         $10,421            $10,441            $10,354
        3/31/1995         $10,512            $10,504            $10,471
        4/30/1995         $10,655            $10,651            $10,703
        5/31/1995         $11,096            $11,064            $11,005
        6/30/1995         $11,199            $11,144            $11,077
        7/31/1995         $11,147            $11,120            $11,249
        8/31/1995         $11,262            $11,254            $11,281
        9/30/1995         $11,389            $11,364            $11,410
       10/31/1995         $11,569            $11,511            $11,537
       11/30/1995         $11,772            $11,684            $11,591
       12/31/1995         $11,968            $11,848            $11,738
        1/31/1996         $12,069            $11,926            $11,962
        2/29/1996         $11,900            $11,718            $12,025
        3/31/1996         $11,854            $11,636            $11,992
        4/30/1996         $11,831            $11,571            $12,057
        5/31/1996         $11,877            $11,548            $12,155
        6/30/1996         $11,994            $11,703            $12,182
        7/31/1996         $12,052            $11,734            $12,291
        8/31/1996         $12,230            $11,714            $12,425
        9/30/1996         $12,385            $11,918            $12,639
       10/31/1996         $12,754            $12,183            $12,745
       11/30/1996         $13,085            $12,391            $12,944
       12/31/1996         $13,058            $12,276            $13,196
        1/31/1997         $13,084            $12,314            $13,293
        2/28/1997         $13,306            $12,345            $13,543
        3/31/1997         $13,276            $12,208            $13,391
        4/30/1997         $13,618            $12,391            $13,510
        5/31/1997         $13,834            $12,509            $13,782
        6/30/1997         $14,143            $12,657            $13,969
        7/31/1997         $13,892            $12,999            $14,265
        8/31/1997         $13,891            $12,889            $14,342
        9/30/1997         $14,258            $13,079            $14,626
       10/31/1997         $14,495            $13,269            $14,625
       11/30/1997         $14,488            $13,330            $14,729
       12/31/1997         $14,500            $13,465            $14,863
        1/31/1998         $14,804            $13,637            $15,115
        2/28/1998         $14,814            $13,626            $15,233
        3/31/1998         $14,942            $13,672            $15,309
        4/30/1998         $14,869            $13,744            $15,424
        5/31/1998         $15,022            $13,874            $15,470
        6/30/1998         $15,154            $13,992            $15,503
        7/31/1998         $15,170            $14,021            $15,611
        8/31/1998         $15,276            $14,250            $14,551
        9/30/1998         $15,412            $14,583            $14,550
       10/31/1998         $14,719            $14,506            $14,260
       11/30/1998         $14,519            $14,589            $14,983
       12/31/1998         $14,682            $14,633            $14,949
        1/31/1999         $14,807            $14,736            $15,089
        2/28/1999         $14,642            $14,479            $15,058
        3/31/1999         $14,765            $14,558            $15,195
        4/30/1999         $14,866            $14,605            $15,531
        5/31/1999         $14,994            $14,476            $15,363
        6/30/1999         $14,980            $14,430            $15,371
        7/31/1999         $14,972            $14,369            $15,378
        8/31/1999         $14,984            $14,362            $15,241
        9/30/1999         $15,166            $14,529            $15,124
       10/31/1999         $15,175            $14,583            $15,050
       11/30/1999         $15,219            $14,581            $15,255
       12/31/1999         $15,329            $14,511            $15,439
        1/31/2000         $15,318            $14,463            $15,377
        2/29/2000         $15,695            $14,638            $15,473
        3/31/2000         $16,035            $14,831            $15,241
        4/30/2000         $16,021            $14,788            $15,218
        5/31/2000         $16,122            $14,781            $14,974
        6/30/2000         $16,471            $15,088            $15,310
        7/31/2000         $16,656            $15,226            $15,454
        8/31/2000         $16,977            $15,447            $15,557
        9/30/2000         $17,129            $15,544            $15,414
       10/31/2000         $17,313            $15,646            $14,935
       11/30/2000         $17,676            $15,903            $14,346
       12/31/2000         $17,708            $16,199            $14,635
        1/31/2001         $17,954            $16,463            $15,511
        2/28/2001         $18,172            $16,606            $15,668
        3/31/2001         $18,312            $16,689            $15,356
        4/30/2001         $18,092            $16,619            $15,196
        5/31/2001         $18,226            $16,719            $15,500
        6/30/2001         $18,367            $16,782            $15,260
        7/31/2001         $18,858            $17,158            $15,423
        8/31/2001         $19,107            $17,356            $15,639
        9/30/2001         $18,920            $17,557            $14,653
        10/1/2001         $19,358            $17,924            $14,987
       11/30/2001         $19,080            $17,676            $15,471
       12/21/2001         $18,971            $17,563            $15,481
        1/31/2002         $19,213            $17,706            $15,625
        2/28/2002         $19,599            $17,877            $15,515
        3/31/2002         $19,188            $17,581            $15,870
        4/30/2002         $19,775            $17,922            $16,122
        5/31/2002         $20,011            $18,074            $16,065
         6/1/2002         $20,458            $18,231            $15,505
         7/1/2002         $21,016            $18,452            $15,061
         8/1/2002         $21,614            $18,764            $15,256
         9/1/2002         $22,232            $19,068            $15,068
        10/1/2002         $22,125            $18,980            $14,976
       11/30/2002         $21,829            $18,974            $15,768
       12/31/2002         $22,304            $19,367            $15,960
        1/31/2003         $22,303            $19,384            $16,395
        2/28/2003         $22,774            $19,652            $16,637
        3/31/2003         $22,792            $19,636            $17,062
        4/30/2003         $22,964            $19,799            $17,933
        5/31/2003         $23,771            $20,167            $18,193
        6/30/2003         $23,739            $20,127            $18,724
        7/31/2003         $22,710            $19,451            $18,573
        8/31/2003         $22,763            $19,579            $18,781
        9/30/2003         $23,589            $20,098            $19,294
       10/31/2003         $23,499            $19,911            $19,687
       11/30/2003         $23,623            $19,959            $19,957
       12/31/2003         $24,030            $20,162            $20,418
        1/31/2004         $24,424            $20,324            $20,815
        2/29/2004         $24,796            $20,543            $20,825
        3/31/2004         $25,160            $20,697            $20,964
        4/30/2004         $24,441            $20,159            $20,935
        5/31/2004         $24,392            $20,079            $20,604
        6/30/2004         $24,683            $20,193            $20,924
        7/31/2004         $24,990            $20,393            $21,192
        8/31/2004         $25,790            $20,782            $21,537
        9/30/2004         $26,425            $20,838            $21,864
       10/31/2004         $26,995            $21,014            $22,240
       11/30/2004         $26,748            $20,845            $22,523
       12/31/2004         $27,061            $21,037            $22,861
        1/31/2005         $27,285            $21,170            $22,856
        2/28/2005         $27,395            $21,045            $23,158
        3/31/2005         $27,382            $20,937            $22,604
        4/30/2005         $27,858            $21,220            $22,381
        5/31/2005         $28,354            $21,449            $22,656
        6/30/2005         $28,669            $21,567            $23,034
        7/31/2005         $28,519            $21,371            $23,350
        8/31/2005         $28,922            $21,645            $23,471
        9/30/2005         $28,777            $21,422            $23,243
       10/31/2005         $28,935            $21,252            $23,025

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The CSFB High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Bond Index and the CSFB High Yield Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                      One Year Ended    Five Years Ended       Inception to
                                     October 31, 2005 October 31, 2005 (a) October 31, 2005 (b)
                                     ---------------- -------------------- --------------------
Clarion Value Fund, Inc.                   7.19%             10.82%               10.30%
Lehman Brothers Aggregate Bond Index       1.13%              6.31%                7.21%
CSFB High Yield Index                      3.53%              9.04%                8.00%

(a) Average annual total return

(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Annualized
                                 Beginning        Ending      Expense Ratio     Expenses Paid
                                  Account        Account       Based on the      During the
                               Value 05/01/05 Value 10/31/05 Six-Month Period Six-Month Period*
                               -------------- -------------- ---------------- -----------------
Clarion Value Fund, Inc.
   Actual.....................   $1,000.00      $1,038.70          0.78%            $3.99
   Hypothetical (5% return
     before expenses).........   $1,000.00      $1,021.29          0.78%            $3.96

* Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Clarion Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Clarion Value Fund, Inc. (the "Fund") as of October 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the two years ended October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Value Fund, Inc. at October 31, 2005, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Ernst & Young LLP

New York, New York
December 15, 2005

CLARION VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

Assets
   Investment in Clarion Value Fund Master, LLC ("Master
     Fund"), at Value                                          $510,785,652
                                                               ------------
       Total Assets                                             510,785,652
                                                               ------------
Liabilities
   Accrued Advisory Fee - Note C                                    724,011
   Other Accrued Expenses                                            53,733
                                                               ------------
       Total Liabilities                                            777,744
                                                               ------------
Net Assets                                                     $510,007,908
                                                               ============
Net Assets Consist of:
   Paid in Capital                                             $491,721,763
   Undistributed Net Investment Income                           12,013,369
   Accumulated Net Realized Loss                                 (5,443,994)
   Unrealized Appreciation                                       11,716,770
                                                               ------------
Net Assets                                                     $510,007,908
                                                               ============
Net Assets                                                     $510,007,908
Common Stock
   Shares Issued and Outstanding ($0.01 par value)
     (Authorized 250,000,000)                                    54,905,297
   Net Asset Value Per Share                                   $       9.29
                                                               ============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005

Investment Income
   Interest Income Allocated from the Master Fund                $34,082,759
   Expenses Allocated from the Master Fund                          (424,887)
                                                                 -----------
       Total Investment Income                                    33,657,872
                                                                 -----------
Expenses
   Advisory Fees - Note C                                          2,240,153
   Audit Fees                                                         38,400
   Legal Fees                                                         25,695
   Transfer Agent Fees - Note E                                       16,209
   Directors' Fees                                                    14,708
   Administrative Fees - Note D                                       12,000
   Other Fees                                                         10,155
                                                                 -----------
       Total Expenses                                              2,357,320
                                                                 -----------
Net Investment Income                                             31,300,552
                                                                 -----------
Realized and Unrealized Loss on Investments and Swaps
   Net Realized Loss on Investments and Swaps Allocated
     from the Master Fund                                         (6,197,182)
   Net Change in Unrealized Depreciation on Investments and
     Swaps                                                          (869,677)
                                                                 -----------
Net Loss on Investments and Swaps                                 (7,066,859)
                                                                 -----------
Net Increase in Net Assets Resulting from Operations             $24,233,693
                                                                 ===========

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                 Year Ended       Year Ended
                                              October 31, 2005 October 31, 2004
                                              ---------------- ----------------
 Increase in Net Assets from Operations
    Net Investment Income                       $ 31,300,552    $  28,210,959
    Net Realized Gain (Loss)                      (6,197,182)      10,170,917
    Net Change in Unrealized
      Appreciation (Depreciation)                   (869,677)      10,814,376
                                                ------------    -------------
        Net Increase in Net Assets
          Resulting from Operations               24,233,693       49,196,252
                                                ------------    -------------
 Distributions from:
    Net Investment Income                        (31,122,171)     (22,982,179)
    Capital Gains                                 (9,045,918)      (6,317,043)
                                                ------------    -------------
        Total Distributions                      (40,168,089)     (29,299,222)
                                                ------------    -------------
 Capital Share Transactions:
    Issued                                       213,500,000       73,331,052
    - In Lieu of Cash Distributions               28,498,531       14,913,312
    Redeemed                                     (19,149,092)    (124,774,128)
                                                ------------    -------------
        Net Increase (Decrease) from
          Capital Share Transactions             222,849,439      (36,529,764)
                                                ------------    -------------
    Total Increase (Decrease) in Net
      Assets                                     206,915,043      (16,632,734)
 Net Assets:
    Beginning of Year                            303,092,865      319,725,599
                                                ------------    -------------
    End of Year (including undistributed
      net investment income of
      $16,689,306 in 2005 and
      $16,510,925 in 2004)                      $510,007,908    $ 303,092,865
                                                ============    =============
 Shares Issued and Redeemed:
    Shares Issued                                 22,940,484        7,857,838
    - In Lieu of Cash Distributions                3,093,735        1,599,941
    Shares Redeemed                               (2,070,001)     (12,954,004)
                                                ------------    -------------
        Net Increase (Decrease) in
          Capital Share Transactions              23,964,218       (3,496,225)
                                                ============    =============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2005

 Cash Flows from Operating Activities:
    Net Increase in Net Assets Resulting from Operations        $  24,233,693
    Adjustments to Reconcile Net Increase in Net Assets
      Resulting from Operations to Net Cash Used in
      Operating Activities:
        Net Investment Income Allocated from the Master
          Fund                                                    (33,657,872)
        Contributions to the Master Fund                         (251,700,748)
        Withdrawals from the Master Fund                           80,519,530
        Net Paydown Gain on Securities                             (5,648,448)
        Amortization of Premium And Accretion of
          Discount                                                 (3,611,623)
        Increase in Accrued Advisory Fee                              115,117
        Increase in Accrued Expenses                                    2,142
        Net Change in Unrealized Depreciation                         869,677
        Net Realized Loss on Investments and Swaps                  6,197,182
                                                                -------------
           Net Cash Used in Operating Activities                 (182,681,350)
                                                                -------------
 Cash Flows from Financing Activities:*
    Cash Subscriptions Received                                   213,500,000
    Cash Redemptions Paid                                         (19,149,092)
    Capital Gain Distributions Paid                                (9,045,918)
    Net Investment Income Distributions Paid                       (2,623,640)
                                                                -------------
           Net Cash Provided by Financing Activities              182,681,350
                                                                -------------
 Net Change in Cash                                                        --
 Cash at Beginning of Year                                                 --
                                                                -------------
 Cash at End of Year                                            $          --
                                                                =============

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $28,498,531.

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Period

                                             Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                             October 31,   October 31,   October 31,   October 31,   October 31,
                                                2005          2004          2003       2002 (1)(2)      2001
                                             -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Year            $   9.80      $   9.28      $   9.37      $   8.83      $   8.55
                                              --------      --------      --------      --------      --------
Income From Investment Operations
   Net Investment Income (6)                      0.86          0.76          0.77          0.95          0.70
   Net Realized and Unrealized Gain
     (Loss)                                      (0.22)         0.55         (0.21)         0.25          0.27
                                              --------      --------      --------      --------      --------
       Total Income from Investment
         Operations                               0.64          1.31          0.56          1.20          0.97
                                              --------      --------      --------      --------      --------
Distributions
   Net Investment Income                         (0.86)        (0.61)        (0.64)        (0.66)        (0.69)
   Capital Gains                                 (0.29)        (0.18)        (0.01)           --            --
                                              --------      --------      --------      --------      --------
       Total Distributions                       (1.15)        (0.79)        (0.65)        (0.66)        (0.69)
                                              --------      --------      --------      --------      --------
Net Asset Value, End of Year                  $   9.29      $   9.80      $   9.28      $   9.37      $   8.83
                                              --------      --------      --------      --------      --------
Total Investment Return
   Net Asset Value (3)                            7.19%        14.88%         6.21%        14.30%        11.82%
                                              --------      --------      --------      --------      --------
Ratios and Supplemental Data
   Net Assets, End of Year (Thousands)        $510,008      $303,093      $319,726      $338,105      $107,251
   Ratio of Net Expenses to Average Net
     Assets                                       0.77%(4)      0.75%(4)      0.76%(4)      0.80%(4)      0.79%
   Ratio of Net Investment Income to
     Average Net Assets                           8.64%(4)      8.06%(4)      8.34%(4)      8.69%(4)      8.03%
   Ratio of Voluntary Waived Fees and
     Expenses
   Assumed by the Adviser to Average
     Net Assets                                   0.00%         0.00%         0.00%         0.03%         0.00%
   Portfolio Turnover Rate (5)                      --            --            --            45%           63%

(1) Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares. The financial highlights presented reflect historical financial information for Class X shares prior to July 1, 2002.

(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.15 and decrease net realized and unrealized gain per share by $0.15. Consequently, the ratio of net investment income to average net assets was increased from 7.28% to 8.69% on an annualized basis.

(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value. Total return would have been lower had certain fees not been waived during certain periods.

(4) Includes the Fund's share of expenses allocated from the Master Fund.

(5) Represents the Fund's portfolio turnover rate for the periods prior to the Fund's reorganization into a Feeder Fund as described in Note A to the Financial Statements. Portfolio turnover rate for the period subsequent to the Fund's reorganization is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.

(6) Calculated based upon average shares outstanding throughout the year.

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 2005

A. Organization: The Clarion Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2005 the Fund's proportionate interest in the net assets of the Master Fund was 92.8%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in note B1 to its financial statements which are attached herein.

    2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

    3. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2005

B. Summary of Significant Accounting Policies (continued):

    4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

       The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles.

    5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including management fees) do not exceed 0.80% of the Fund's net asset value. Any out -of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the year ended October 31, 2005, there were no waivers by the Adviser pursuant to this provision. Prior to December 1, 2001 the advisory fee was 0.65% of the Fund's average monthly net assets.

D. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Income Taxes: At October 31, 2005, the components of net assets on a tax basis were as follows:

             Undistributed ordinary income            $ 5,195,328
                                                      ===========
             Accumulated net realized loss            $ 5,443,994*
                                                      ===========
             Net unrealized appreciation              $14,612,062
                                                      ===========

* The Accumulated net realized loss carryforward may be used to offset future gains until the year 2013.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2005 and October 31, 2004, were as follows:

                                                    2005        2004
                                                 ----------- -----------
        Ordinary income                          $31,949,738 $24,806,753
        Long-term capital gain                     8,218,351   4,492,469
                                                 ----------- -----------
                                                 $40,168,089 $29,299,222
                                                 =========== ===========

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2005

F. Income Taxes (continued):

During the period ended October 31, 2005, as a result of permanent book to tax differences primarily due to the treatment of gains and losses on paydown securities, amortization and accretion of premiums and discounts and allocated net investment income and realized capital gains from the Master Fund, the Fund decreased undistributed net investment income by $4,675,937, increased accumulated gain/loss by $753,188 and increased paid in capital by $3,922,749.

G. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                            DIRECTORS AND OFFICERS

The directors and executive officers of Clarion Value Fund, Inc. and their principal occupations during the past five years are:

                            Independent Directors*

                                                                                      Number of
                    Position(s) Term of Office and                                Portfolios in Fund
Name, Address        Held with    Length of Time   Principal Occupation(s) During  Complex Overseen  Other Directorships Held
and Age                Fund           Served                Past 5 Years             by Director           by Director
-------------       ----------- ------------------ ------------------------------ ------------------ ------------------------
Stephen C. Asheroff  Director    Until death,       Retired in 1996 as Head of            4            Clarion Value Fund
                                 resignation or     Specialized Lending at                             Master, LLC; Clarion
                                 removal, since     NatWest Bancorp                                    Total Return Fund;
                                 December 1999                                                         ING Clarion
                                                                                                       Investors LLC

Steven N. Fayne      Director    Until death,       Managing Director, GMAC               4            Clarion Value Fund
                                 resignation or     Commercial Mortgage;                               Master, LLC; Clarion
                                 removal. Elected   formerly, Managing Director,                       Total Return Fund;
                                 by shareholders    ARCS Affordable Housing                            ING Clarion
                                 June 2002.                                                            Investors LLC

I. Trevor Rozowsky   Director    Until death,       CFO/CCO Lydian Trust                  4            Clarion Value Fund
                                 resignation or     Company; CEO, Lydian                               Master, LLC; Clarion
                                 removal. Elected   Mortgage Company                                   Total Return Fund;
                                 by shareholders                                                       ING Clarion
                                 June 2002.                                                            Investors LLC

*  Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
   Act.

                             Interested Directors*

                                                                      Principal
                                                                    Occupation(s)     Number of Portfolios
Name, Address          Position(s) Held   Term of Office and        During Past 5       in Fund Complex    Other Directorships
and Age                   with Fund      Length of Time Served          Years         Overseen by Director  Held by Director
-------------          ---------------- ------------------------ -------------------- -------------------- --------------------
Frank L. Sullivan, Jr.  Chairman of     Until death, resignation Managing Director,            2           Clarion Value Fund
                        the Board       or removal, since July   ING Clarion                               Master, LLC
                                        1997                     Partners, LLC

Daniel Heflin           President, CEO  Until death, resignation President and CEO,            3           Clarion Value Fund
                        and Director    or removal, since        ING Clarion Capital,                      Master, LLC;
                                        July 1997                LLC                                       Clarion Total Return
                                                                                                           Fund; ING Clarion
                                                                                                           Capital, LLC

*  "Interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

                           CLARION VALUE FUND, INC.
                      DIRECTORS AND OFFICERS (continued)

                                   Officers

                                                  Term of Office and Length of Principal Occupation(s) During
Name, Address and Age Position(s) Held with Fund          Time Served                   Past 5 Years
--------------------- --------------------------- ---------------------------- ------------------------------
  Daniel Heflin       President, CEO and Director Until death, resignation or  President and CEO, ING
                                                  removal; since July 1997     Clarion Capital, LLC

  Stephen Baines      Vice President              Until death, resignation or  Chief Investment Officer, ING
                                                  removal; since November      Clarion Capital, LLC;
                                                  2003                         formerly, Founding Partner:
                                                                               James Howard, LP

  Jerry Chang         Chief Compliance Officer    Until death, resignation or  Chief Financial Officer, ING
                                                  removal; since April 2005    Clarion Capital;, LLC;
                                                                               formerly, Vice President,
                                                                               Strategic Value Partners, LLC;
                                                                               formerly, Controller, Goldman
                                                                               Sachs & Co, Investment
                                                                               Management Division

  Joanne M. Vitale    Vice President              Until death, resignation or  Director, ING Clarion
                                                  removal; since July 1997     Partners, LLC; formerly,
                                                                               Senior Vice President, ING
                                                                               Clarion Partners, LLC; Vice
                                                                               President ING Clarion
                                                                               Partners, LLC

  Yuriy Zubatyy       Chief Financial Officer     Until death, resignation or  Controller, ING Clarion
                                                  removal; since September     Capital, LLC; formerly, Senior
                                                  2004                         Associate, Deloitte & Touche
                                                                               LLP

Additional information about the Directors is available in the Fund's Statement of Additional Information dated October 31, 2005, which is available from the Fund at no charge by calling Jerry Chang at (212) 883-2730.

Fund Expenses (unaudited)

As an investor of the Fund, you incur ongoing costs, including other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning  Ending      Annualized
                                               Account  Account    Expense Ratio     Expenses Paid
                                                Value    Value      Based on the      During the
                                              05/01/05  10/31/05  Six-Month Period Six-Month Period*
                                              --------- --------- ---------------- -----------------
Clarion Value Fund Master, LLC
   Actual                                     $1,000.00 $1,064.79       0.13%            $0.67
   Hypothetical (5% return before expenses)   $1,000.00 $1,024.56       0.13%            $0.66

* Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without c charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Clarion Master Value Fund, LLC.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Clarion Value Fund Master, LLC (the "Fund") as of October 31, 2005, and the related statements of operations and cash flows for the year then ended, and the statements changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Value Fund Master, LLC at October 31, 2005, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Ernst & Young LLP

New York, New York
December 15, 2005

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2005

                                                                                                  Principal
                                                                                                   Amount        Value (a)
                                                                                               -------------    ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (78.66%)
CS First Boston Mortgage Securities Corp.                           6.000% due 07/15/12 (b)    $  19,196,000    $ 17,926,240
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.056% due 01/12/13 (b)       16,726,000      15,028,460
Wachovia Bank Commercial Mortgage Trust                             4.932% due 04/15/13 (b)       16,983,000      14,535,456
J.P. Morgan Chase Commercial Mortgage Securities Corp.              4.545% due 11/15/11           13,000,000      12,552,098
Bank of America-First Union National Bank Commercial Mortgage, Inc. 6.250% due 10/11/11 (b)       12,300,000      12,465,312
LB UBS Commercial Mortgage Trust                                    5.075% due 08/15/13 (b)       14,287,000      12,256,410
Mortgage Capital Funding, Inc.                                      7.214% due 11/20/07 (b)       12,000,000      12,138,281
Chase Commercial Mortgage Securities Corp.                          6.390% due 07/18/13 (b)       12,022,043      12,086,121
Commercial Mortgage Acceptance Corp.                                5.440% due 05/15/13 (b)       12,050,000      11,994,365
Wachovia Bank Commercial Mortgage Trust                             4.657% due 05/15/10           12,000,000      11,774,496
Wachovia Bank Commercial Mortgage Trust                             4.368% due 01/15/10           10,735,000      10,462,610
GS Mortgage Securities Corp. II                                     6.213% due 02/14/16 (b)        9,991,225      10,302,751
Banc of America Commercial Mortgage, Inc.                           4.877% due 11/10/42           10,000,000       9,917,240
Banc of America Commercial Mortgage, Inc.                           6.721% due 06/11/35 (b)        9,054,108       9,714,515
Mortgage Capital Funding, Inc.                                      6.000% due 02/18/08 (b)        8,488,000       8,477,113
Commercial Mortgage Pass-Through Certificates                       7.093% due 10/15/08            8,000,000       8,433,520
Wachovia Bank Commercial Mortgage Trust                             5.031% due 11/15/13 (b)        9,596,000       8,243,645
DLJ Commercial Mortgage Corp.                                       5.750% due 02/10/09 (b)        8,200,000       8,128,865
Chase Commercial Mortgage Securities Corp.                          6.600% due 08/09/12 (b)        7,800,000       8,057,478
Merrill Lynch Mortgage Trust                                        4.071% due 10/12/41            8,335,000       8,049,134
Mortgage Capital Funding, Inc.                                      5.750% due 12/21/26            8,000,000       7,952,187
GS Mortgage Securities Corp. II                                     6.624% due 05/03/11 (b)        7,000,000       7,633,990
Banc of America Commercial Mortgage, Inc.                           5.317% due 11/10/41 (b)        8,033,500       7,521,750
Banc of America Commercial Mortgage, Inc.                           5.155% due 07/10/45 (b)        8,385,000       7,471,840
Wachovia Bank Commercial Mortgage Trust                             5.197% due 10/15/17 (b)        7,430,000       7,393,721
CS First Boston Mortgage Securities Corp.                           5.226% due 11/15/14 (b)        7,767,000       6,648,370
LB UBS Commercial Mortgage Trust                                    7.585% due 10/15/10 (b)        6,091,000       6,435,690
DLJ Commercial Mortgage Corp.                                       6.410% due 11/15/17 (b)       12,500,000       6,033,691
CS First Boston Mortgage Securities Corp.                           6.000% due 07/15/12 (b)(e)    19,284,722       5,786,583
CS First Boston Mortgage Securities Corp.                           6.080% due 11/15/11 (b)        6,025,000       5,694,353
GE Capital Commercial Mortgage Corp.                                4.353% due 02/10/10            5,840,000       5,677,058
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.015% due 10/15/15 (b)        6,513,000       5,410,369
Morgan Stanley Dean Witter Capital I                                5.520% due 08/15/11            5,000,000       5,068,850
Commercial Mortgage Pass-Through Certificates                       5.282% due 06/10/14            5,000,000       5,004,000
GE Capital Commercial Mortgage Corp.                                5.275% due 07/10/45            5,500,000       4,925,657
J.P. Morgan Chase Commercial Mortgage Securities Corp.              6.150% due 01/15/12 (b)        4,954,500       4,869,538
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.231% due 09/12/37 (b)        5,000,000       4,855,190
Wachovia Bank Commercial Mortgage Trust                             5.358% due 10/15/13 (b)        5,189,000       4,568,347
J.P. Morgan Chase Commercial Mortgage Securities Corp.              0.262% due 01/12/37 (b)     116,107,246 (c)    4,429,445
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.626% due 12/12/11 (b)        4,469,750       4,286,246
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.056% due 01/12/13 (b)(e)    13,983,579       4,201,036
Wachovia Bank Commercial Mortgage Trust                             5.371% due 05/15/44 (b)        4,432,000       4,067,929
Wachovia Bank Commercial Mortgage Trust                             5.225% due 07/15/42 (b)        4,000,000       3,818,260
Commercial Mortgage Acceptance Corp.                                7.065% due 06/15/10            3,369,000       3,626,897
Wachovia Bank Commercial Mortgage Trust                             5.395% due 10/15/41 (b)        3,493,000       3,358,366
Mortgage Capital Funding, Inc.                                      7.060% due 02/18/08 (b)        3,250,000       3,355,879
Wachovia Bank Commercial Mortgage Trust                             4.990% due 05/15/44 (b)        4,036,500       3,351,399
Merrill Lynch Mortgage Trust                                        5.421% due 05/12/14 (b)        3,675,000       3,205,863
Bear Stearns Commercial Mortgage Securities, Inc.                   6.000% due 09/11/12 (b)        3,099,999       3,075,417
CS First Boston Mortgage Securities Corp.                           4.783% due 08/15/14 (b)        3,648,000       3,042,375
Merrill Lynch Mortgage Trust                                        5.593% due 09/12/42            3,200,000       3,011,363
Morgan Stanley Capital I                                            5.379% due 08/13/42            3,000,000       2,933,544
LB UBS Commercial Mortgage Trust                                    5.350% due 09/15/40 (b)        3,000,000       2,826,954
Salomon Brothers Mortgage Securities VII                            5.045% due 03/18/36            2,827,000       2,784,406
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.369% due 08/12/37 (b)        2,910,000       2,728,381
GE Capital Commercial Mortgage Corp.                                5.216% due 05/10/43 (b)        2,972,000       2,702,954
Banc of America Commercial Mortgage, Inc.                           5.053% due 07/10/43 (b)        2,611,000       2,493,393
Wachovia Bank Commercial Mortgage Trust                             5.070% due 10/15/15 (b)        2,500,000       2,438,650
Merrill Lynch Mortgage Trust                                        5.019% due 09/12/42            3,107,000       2,436,082
Wachovia Bank Commercial Mortgage Trust                             5.367% due 06/15/13 (b)        2,827,000       2,395,330
Merrill Lynch Mortgage Trust                                        5.384% due 08/12/15            2,500,000       2,360,122
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.149% due 08/15/42 (b)        2,500,000       2,357,378
DLJ Commercial Mortgage Corp.                                       7.600% due 01/15/13 (b)        2,100,000       2,294,502
GS Mortgage Securities Corp. II                                     6.771% due 05/03/11 (b)        2,000,000       2,195,020
GE Capital Commercial Mortgage Corp.                                7.050% due 11/10/11            2,000,000       2,158,440
Chase Commercial Mortgage Securities Corp.                          7.239% due 02/14/11 (b)        2,000,000       2,118,984
CS First Boston Mortgage Securities Corp.                           6.294% due 03/15/12 (b)        2,350,000       2,059,004
GMAC Commercial Mortgage Securities, Inc.                           4.576% due 05/10/40            1,890,506       1,858,276
DR Structured Finance Corp.                                         9.350% due 08/15/19(e)         1,492,977       1,672,134
CS First Boston Mortgage Securities Corp.                           4.231% due 05/15/13 (b)        2,000,000       1,647,266
First Union National Bank Commercial Mortgage Corp.                 6.155% due 08/15/11 (b)        1,480,000       1,481,214
Chase Commercial Mortgage Securities Corp.                          7.370% due 10/19/11 (b)        1,250,000       1,330,200
Commercial Mortgage Pass-Through Certificates                       5.459% due 06/10/44            1,250,000       1,135,887
CS First Boston Mortgage Securities Corp.                           6.220% due 11/15/06 (b)        1,000,000       1,003,290
CS First Boston Mortgage Securities Corp.                           5.070% due 02/15/14 (b)        1,000,000       1,001,100
Lehman Brothers Floating Rate Commercial Mortgage Trust             4.620% due 07/15/18            1,000,000         999,996
Wachovia Bank Commercial Mortgage Trust                             5.290% due 05/15/15 (b)        1,000,000         943,131
J.P. Morgan Chase Commercial Mortgage Securities Corp.              4.128% due 10/12/10              850,000         821,760
Wachovia Bank Commercial Mortgage Trust                             0.122% due 07/15/41 (b)     155,863,117 (c)      799,313
DR Structured Finance Corp.                                         6.660% due 08/15/10              815,110         676,541
                                                                                                                ------------
   Total Commercial Mortgage-Backed Securities
     (Cost $421,053,848)                                                                                         432,979,021
                                                                                                                ------------
CORPORATE BONDS (18.41%)

Spieker Properties LP                                               7.650% due 12/15/10            5,000,000       5,496,745
WCI Communities, Inc.                                               9.125% due 05/01/12            4,890,000       4,914,450
La Quinta Properties, Inc.                                          8.875% due 03/15/11            4,600,000       4,910,500

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2005

                                                                                    Principal
                                                                                     Amount     Value (a)
                                                                                    ---------- ------------
CORPORATE BONDS (Continued)
Senior Housing Properties Trust                            7.875% due 04/15/15      $4,500,000 $  4,736,250
Stater Brothers Holdings                                   8.125% due 06/15/12       4,500,000    4,398,750
Leslie's Poolmart                                          7.750% due 02/01/13       3,845,000    3,845,000
Brown Shoe Co., Inc.                                       8.750% due 05/01/12       3,435,000    3,520,875
K. Hovnanian Enterprises, Inc.                             7.750% due 05/15/13       3,410,000    3,375,900
Delhaize America, Inc.                                     9.000% due 04/15/31       3,000,000    3,357,552
Stewart Enterprises, Inc.                                  6.250% due 02/15/13 (b)   3,500,000    3,307,500
Quiksilver, Inc.                                           6.875% due 04/15/15 (b)   3,500,000    3,246,250
Delhaize America, Inc.                                     8.125% due 04/15/11       3,000,000    3,203,886
Standard-Pacific Corp.                                     9.250% due 04/15/12       3,100,000    3,193,000
Standard-Pacific Corp.                                     6.500% due 08/15/10       3,300,000    3,106,125
Simon Property Group LP                                    5.375% due 08/28/08       3,000,000    3,026,823
Jean Coutu Group, Inc.                                     8.500% due 08/01/14       3,000,000    2,782,500
EOP Operating LP                                           7.250% due 06/15/28       2,500,000    2,751,903
K. Hovnanian Enterprises, Inc.                             6.000% due 01/15/10       2,900,000    2,709,090
Tanger Properties LP                                       9.125% due 02/15/08       2,500,000    2,691,300
DR Horton, Inc.                                            5.375% due 06/15/12       2,625,000    2,499,693
Senior Housing Properties Trust                            8.625% due 01/15/12       2,250,000    2,475,000
La Quinta Inns                                             7.330% due 04/01/08, MTN  2,345,000    2,462,250
O'Charleys, Inc.                                           9.000% due 11/01/13       2,300,000    2,386,250
Stanley-Martin Communities LLC                             9.750% due 08/15/15 (b)   2,500,000    2,300,000
Petro Stopping Centers LP                                  9.000% due 02/15/12       2,000,000    1,955,000
Jo-Ann Stores, Inc.                                        7.500% due 03/01/12       2,075,000    1,909,000
Ingles Markets, Inc.                                       8.875% due 12/01/11       1,890,000    1,892,362
Ashton Woods Finance Co.                                   9.500% due 10/01/15 (b)   1,500,000    1,402,500
K. Hovnanian Enterprises, Inc.                             6.375% due 12/15/14       1,500,000    1,375,107
Meritage Homes Corp.                                       6.250% due 03/15/15       1,400,000    1,218,000
DR Horton, Inc.                                            9.750% due 09/15/10       1,000,000    1,120,482
WCI Communities, Inc.                                     10.625% due 02/15/11       1,000,000    1,051,250
Standard-Pacific Corp.                                     6.250% due 04/01/14       1,165,000    1,025,200
Trustreet Properties, Inc.                                 7.500% due 04/01/15 (b)   2,000,000    2,025,000
Delhaize America, Inc.                                     8.050% due 04/15/27       1,000,000    1,004,507
Mylan Laboratories, Inc.                                   5.750% due 08/15/10 (b)   1,000,000      987,500
Forest City Enterprises, Inc.                              7.625% due 06/01/15         750,000      783,750
Church & Dwight Co., Inc.                                  6.000% due 12/15/12         750,000      727,500
Standard-Pacific Corp.                                     6.875% due 05/15/11         680,000      642,600
K. Hovnanian Enterprises, Inc.                             8.875% due 04/01/12         500,000      520,000
La Quinta Corp.                                            7.300% due 01/16/06, MTN    500,000      501,370
Denny's Corp./Denny's Holdings, Inc.                      10.000% due 10/01/12         500,000      488,750
                                                                                               ------------
   Total Corporate Bonds
     (Cost $105,656,438)                                                                        101,327,470
                                                                                               ------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (2.21%)

Government National Mortgage Association                   5.944% due 01/16/47       3,361,039    3,472,636
Government National Mortgage Association                   5.392% due 01/16/45       2,269,598    2,053,365
Government National Mortgage Association                   5.517% due 09/16/44       2,045,755    1,997,807
Government National Mortgage Association                   5.476% due 03/16/46       1,673,451    1,594,223
Government National Mortgage Association                   5.010% due 11/16/45       1,675,444    1,451,812
Government National Mortgage Association                   5.560% due 03/16/44       1,086,745    1,059,025
Government National Mortgage Association                   5.325% due 01/16/44         546,210      508,210
                                                                                               ------------
   Total United States Government Agencies & Obligations
     (Cost $11,748,230)                                                                          12,137,078
                                                                                               ------------
TOTAL SECURITIES (99.28%)
  (Cost $538,458,516) (d)                                                                       546,443,569
                                                                                               ------------
OTHER ASSETS, NET OF LIABILITIES 0.72%                                                            3,966,518
                                                                                               ------------
NET ASSETS (100.00%)                                                                           $550,410,087
                                                                                               ============

      MTN - Medium Term Note.

(a) See Note B to Financial Statements.

(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2005 was $328,942,973 or 59.8% of net assets. See Note B4.

(c) Represents notional amount of interest-only security.

(d) The cost for federal income tax purposes was $538,458,516. At October 31, 2005 net unrealized appreciation for all securities based on tax cost was $7,985,053. This consisted of aggregate gross unrealized appreciation for all securities of $21,452,170 and aggregate gross unrealized depreciation for all securities of $13,467,117.

(e) Security is deemed illiquid at October 31, 2005.

Swap agreement outstanding at October 31, 2005:

                                                                                         Notional    Unrealized
Type                                                                                      Amount    Appreciation
----                                                                                    ----------- ------------
Pay a fixed rate equal to 4.915% and receive a variable rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank                                                             $10,000,000   $86,133
                                                                                        -----------   -------
Effective date 03/17/05, Exp. 03/17/15

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2005

The credit ratings of the Fund's investments are summarized below.

Summary of Rating (Unaudited) - October 31, 2005

                                                                         Percentage of Net Assets
                                                                             by Rating
                                                                         BBB+
                                                             AA+    A+    to      BB+     B+ to
Issuer                                                 AAA  to AA- to A- BBB-    to BB-    B-     CC+   D    NR
------                                                ----- ------ -----  -----  ------   -----   ---- ---- ----
Commercial Mortgage-Backed Securities
   Banc of America Commercial Mortgage, Inc.           1.80        0.45   4.49                                    6.74
   Bank of America First Union National Bank
     Commercial Mortgage, Inc.                                                    2.26                            2.26
   Bear Stearns Commercial Mortgage Securities, Inc.                              0.56                            0.56
   Chase Commercial Mortgage Securities Corp.                             2.79    1.50                            4.29
   Commercial Mortgage Acceptance Corp.                            2.84                                           2.84
   Commercial Mortgage Pass-Through Certificates             0.91         1.74                                    2.65
   CS First Boston Mortgage Securities Corp.                              0.36    6.73     0.50             0.55  8.14
   DLJ Commercial Mortgage Corp.                                                  1.89     1.10                   2.99
   DR Structured Finance Corp.                                                                         0.12 0.30  0.42
   First Union National Bank Commercial Mortgage
     Corp.                                                                        0.27                            0.27
   GMAC Commercial Mortgage Securities, Inc.           0.34                                                       0.34
   GE Capital Commercial Mortgage Corp.                1.03               1.78                                    2.81
   GS Mortgage Securities Corp. II                     3.66                                                       3.66
   J.P. Morgan Chase Commercial Mortgage Securities
     Corp.                                             3.23        0.88   0.92    5.38     0.39             0.37 11.17
   LB UBS Commercial Mortgage Trust                                       0.51    3.40                            3.91
   Lehman Brothers Floating Rate Commercial
     Mortgage Trust                                                       0.18                                    0.18
   Merrill Lynch Mortgage Trust                        1.46               0.98    1.03                            3.47
   Morgan Stanley Capital I                                        0.53                                           0.53
   Morgan Stanley Dean Witter Capital I                0.92                                                       0.92
   Mortgage Capital Funding, Inc.                                         0.61    5.19                            5.80
   Salomon Brothers Mortgage Securities VII                  0.51                                                 0.51
   Wachovia Bank Commercial Mortgage Trust             4.19               4.00    6.01                           14.20
                                                      -----  ----  ----   -----  -----     -----  ---- ---- ---- -----
                                                      16.63  1.42  4.70  18.36   34.22     1.99   0.00 0.12 1.22 78.66
                                                      -----  ----  ----   -----  -----     -----  ---- ---- ---- -----
Corporate Bonds                                                           2.54    6.43     9.35   0.09           18.41
U.S. Gov't Agency & Obligations                        2.21                                                       2.21
                                                      -----  ----  ----   -----  -----     -----  ---- ---- ---- -----
                                                      18.84  1.42  4.70  20.90   40.65    11.34   0.09 0.12 1.22 99.28
                                                      =====  ====  ====   =====  =====     =====  ==== ==== ==== =====

NR - Not rated.

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

 Assets
    Investments, at Value (Cost $538,458,516)                     $546,443,569
    Cash                                                             3,829,785
    Receivable for Securities Sold                                   8,709,192
    Interest Receivable                                              4,245,774
    Unrealized Appreciation on Swap Agreements                          86,133
    Receivable from Advisor                                             66,895
                                                                  ------------
        Total Assets                                               563,381,348
                                                                  ------------
 Liabilities
    Payable for Securities Purchased                                11,892,509
    Cash Distribution Payable                                          875,659
    Accrued Expenses                                                   203,093
                                                                  ------------
        Total Liabilities                                           12,971,261
                                                                  ------------
 Net Assets                                                       $550,410,087
                                                                  ============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005

Investment Income
   Interest                                                      $37,029,585
                                                                 -----------
Expenses
   Administrative Fees - Note D                                      168,607
   Audit Fees                                                         89,100
   Legal Fees                                                         60,440
   Insurance Fees                                                     57,116
   Custodian Fees - Note D                                            54,467
   Directors' Fees                                                    18,265
   Other                                                              19,220
                                                                 -----------
       Total Expenses                                                467,215
                                                                 -----------
Net Investment Income                                             36,562,370
                                                                 -----------
Realized and Unrealized Loss on Investments:

   Net Realized Loss on:

   Investments                                                    (6,335,830)

   Swaps                                                             (81,731)
                                                                 -----------
       Net Realized Loss on Investments and Swaps                 (6,417,561)
                                                                 -----------
Net Change in Unrealized Depreciation on:
   Investments                                                      (721,575)
   Swaps                                                              86,133
                                                                 -----------
       Net Change in Unrealized Depreciation on Investments
         and Swaps..............................................    (635,442)
                                                                 -----------
Net Loss on Investments and Swaps                                 (7,053,003)
                                                                 -----------
Net Increase in Net Assets Resulting from Operations             $29,509,367
                                                                 ===========

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Year Ended       Year Ended
                                                                                  October 31, 2005 October 31, 2004
                                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets Resulting from Operations:
   Net Investment Income                                                            $ 36,562,370    $  33,098,096
   Net Realized Gain (Loss) on Investments and Swaps                                  (6,417,561)      11,002,601
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps        (635,442)      11,698,262
                                                                                    ------------    -------------
       Net Increase in Net Assets Resulting from Operations                           29,509,367       55,798,959
                                                                                    ------------    -------------
Contributions/Withdrawals:
   Contributions                                                                     219,776,675       91,092,968
   Withdrawals                                                                       (38,462,692)    (148,543,279)
                                                                                    ------------    -------------
       Net Contributions/Withdrawals                                                 181,313,983      (57,450,311)
                                                                                    ------------    -------------
   Total Increase (Decrease) in Net Assets                                           210,823,350       (1,651,352)
                                                                                    ------------    -------------
Net Assets:
   Beginning of Year                                                                 339,586,737      341,238,089
                                                                                    ------------    -------------
   End of Year                                                                      $550,410,087    $ 339,586,737
                                                                                    ============    =============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2005

Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                    $  29,509,367
   Adjustments to Reconcile Net Increase in Net Assets Resulting from
     Operations to Net Cash Used in Operating Activities:
       Cost of Securities Purchased                                         (527,430,494)
       Proceeds from Sale of Securities                                      319,802,032
       Adjustment to Cost of Interest Only Securities                            (59,234)
       Net Amortization of Premium and Accretion of Discount                  (3,740,056)
       Increase in Receivable for Securities Sold                             (5,150,941)
       Increase in Interest Receivable                                        (1,958,068)
       Decrease in Other Assets                                                   12,545
       Increase in Receivable from Advisor                                       (66,895)
       Increase in Payable for Securities Purchased                            9,738,722
       Increase in Cash Distribution Payable                                     875,659
       Increase in Accrued Expenses                                               44,433
       Net Interest Received on Swaps                                            (81,731)
       Net Paydown Gain on Securities                                         (5,849,313)
       Net Change in Unrealized Depreciation on Investments and Swaps            635,442
       Net Realized Loss on Investments and Swaps                              6,417,561
                                                                           -------------
              Net Cash Used in Operating Activities                         (177,300,971)
                                                                           -------------
Cash Flows from Financing Activities:
   Contributions                                                             219,776,675
   Withdrawals                                                               (38,462,692)
   Net Decrease in Due to Custodian                                             (183,227)
                                                                           -------------
          Net Cash Provided by Financing Activities                          181,130,756
                                                                           -------------
Net Increase in Cash                                                           3,829,785
Cash at Beginning of Year                                                             --
                                                                           -------------
Cash at End of Year                                                        $   3,829,785
                                                                           =============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                                                            Year Ended       Year Ended       Year Ended        Period Ended
                                                         October 31, 2005 October 31, 2004 October 31, 2003 October 31, 2002 (1)
                                                         ---------------- ---------------- ---------------- --------------------
Total Investment Return
   Net Asset Value (2)                                           7.34%           15.67%            6.65%              5.32%(3)
                                                             --------         --------         --------           --------
Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)                     $550,410         $339,587         $341,238           $359,981
   Ratio of Expenses to Average Net Assets                       0.12%            0.09%            0.11%              0.25%(4)
   Ratio of Net Investment Income to Average Net Assets          9.09%            8.71%            8.97%              7.69%(4)
   Portfolio Turnover Rate                                         76%              87%              57%                25%(3)
                                                             --------         --------         --------           --------

(1) Commencement of investment operations was August 1, 2002.

(2) Total investment return is based on net increase in net assets resulting from operations and reflects the effects of changes in the Fund's net assets adjusted for contributions and withdrawals on the performance of the Fund during the period.

(3) Not annualized.

(4) Annualized.

                      See Notes to Financial Statements.

                        CLARION VALUE FUND MASTER, LLC
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 2005

A. Organization. Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds") investing all or a substantial portion of their assets in the Master Fund. For federal income tax pur poses the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

   2. Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund's ordinary income and capital gains. The Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

   3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   4. Interest Rate Swap Contracts: The Master Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Master Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Master Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlements in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount

                        CLARION VALUE FUND MASTER, LLC
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2005

B. Summary of Significant Accounting Policies (continued):

   due to or from the Master Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements received or made by the Master Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

   Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The fund bears the market risk arising from any change in interest rates.

   6. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

   7. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence and other expenses incur red in managing the Master Fund's investments. Management fees are, however, charged at the feeder funds' level.

D. Administration and Custodian Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Purchases and Sales: For the year ended October 31, 2005 the Master Fund made purchases of $461,536,900 and sales of $235,996,853 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $65,130,839 and sales of $73,794,059 of long-term U.S. Government securities during the year.

F. Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund's maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G. Other: At October 31, 2005, Clarion Value Fund, Inc. and Clarion Fund PLC are the only investors invested in the Master Fund, and own 92.8% and 7.2% of the net assets of the Master Fund, respectively.

                        CLARION VALUE FUND MASTER, LLC
                            DIRECTORS AND OFFICERS

The directors and executive officers of Clarion Value Fund Master, LLC, and their principal occupations during the past five years are:

                            Independent Directors*

                                                                                       Number of
                                                                                      Portfolios
                                                                   Principal            in Fund
                                                                 Occupation(s)          Complex
 Name, Address   Position(s)       Term of Office and               During            Overseen by Other Directorships
    and Age     Held with Fund    Length of Time Served          Past 5 Years          Director    Held by Director
 -------------  -------------- --------------------------- -------------------------- ----------- -------------------
Stephen C.         Director    Until death, resignation or Retired in 1996 as Head of      4      Clarion Value Fund,
  Asheroff                     removal, since June 2002    Specialized Lending at                 Inc.
                                                           NatWest Bancorp

Steven N. Fayne    Director    Until death, resignation or Managing Director,              4      Clarion Value Fund,
                               removal. Elected by         GMAC Commercial                        Inc.; Clarion Total
                               shareholders June 2002.     Mortgage; formerly,                    Return Fund; ING
                                                           Managing Director,                     Clarion Investors
                                                           ARCS Affordable Housing                LLC

I. Trevor          Director    Until death, resignation or CFO/CCO Lydian Trust            4      Clarion Value Fund,
  Rozowsky                     removal. Elected by         Company; CEO, Lydian                   Inc.; Clarion Total
                               shareholders June 2002.     Mortgage Company                       Return Fund; ING
                                                                                                  Clarion Investors
                                                                                                  LLC

*  Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
   Act.

                             Interested Directors*

                                                                                   Number of
                                                                                  Portfolios
                                                                 Principal          in Fund
                                                               Occupation(s)        Complex
 Name, Address   Position(s)       Term of Office and             During          Overseen by Other Directorships
    and Age     Held with Fund    Length of Time Served        Past 5 Years        Director    Held by Director
 -------------  -------------- --------------------------- ---------------------- ----------- --------------------
Frank L.         Chairman      Until death, resignation or Managing Director, ING      2      Clarion Value Fund,
  Sullivan, Jr.  of the Board  removal, since June 2002    Clarion Partners, LLC              Inc.

Daniel Heflin    President,    Until death, resignation or President and CEO, ING      3      Clarion Value Fund,
                 CEO and       removal, since June 2002    Clarion Capital, LLC               Inc.; Clarion Total
                 Director                                                                     Return Fund; ING
                                                                                              Clarion Capital, LLC

*  "Interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

                        CLARION VALUE FUND MASTER, LLC
                      DIRECTORS AND OFFICERS (continued)

                                   Officers

                                                      Term of Office and        Principal Occupation(s)
Name, Address and Age Position(s) Held with Fund     Length of Time Served        During Past 5 Years
--------------------- --------------------------- --------------------------- ---------------------------
Daniel Heflin         President, CEO and Director Until death, resignation or President and CEO, ING
                                                  removal; since June 2002    Clarion Capital, LLC

Stephen Baines        Vice President              Until death, resignation or Chief Investment Officer,
                                                  removal; since November     ING Clarion Capital, LLC
                                                  2003                        formerly, Founding Partner:
                                                                              James Howard, LP

Jerry Chang           Chief Compliance Officer    Until death, resignation or Chief Financial Officer,
                                                  removal; since April 2005   ING Clarion Capital, LLC;
                                                                              formerly, Vice President,
                                                                              Strategic Value Partners,
                                                                              LLC; formerly, Controller,
                                                                              Goldman Sachs & Co,
                                                                              Investment Management
                                                                              Division

Joanne M. Vitale      Vice President              Until death, resignation or Director, ING Clarion
                                                  removal; since June 2002    Partners, LLC; formerly,
                                                                              Senior Vice President, ING
                                                                              Clarion Partners, LLC; Vice
                                                                              President ING Clarion
                                                                              Partners, LLC

Yuriy Zubatyy         Chief Financial Officer     Until death, resignation or Controller, ING Clarion
                                                  removal; since September    Capital, LLC; formerly,
                                                  2004                        Senior Associate, Deloitte
                                                                              & Touche LLP

Additional information about the Directors is available in the Fund's Statement of Additional Information dated October 31, 2005, which is available from the Fund at no charge by calling Jerry Chang at (212) 883-2730.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's President and Chief Financial Officer.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors ("Board") has determined that I. Trevor Rozowsky qualifies as an Audit Committee Financial Expert ("ACFE").

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

   2005: $23,400

   2004: $23,400

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

   2005: $0

   2004: $0

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

   2005: $5,500

   2004: $7,000

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

   2005: $0

   2004: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

   (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

   (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was zero.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Fund, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Fund for the period from November 1, 2004 to October 31, 2005 were $0.

(h) There were no non-audit services rendered by the principal accountant to the Fund's investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund, Inc.

By:    /s/ Daniel Heflin
       ------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive
       Officer

Date: January 6, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Daniel Heflin
       ------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive
       Officer

Date: January 6, 2006


By:    /s/ Yuriy Zubatyy
       ------------------------------
Name:  Yuriy Zubatyy
Title: Chief Financial Officer

Date: January 6, 2006